Grants and other liabilities (Tables)	3 Months Ended
Mar. 31, 2020
Grants and other liabilities [Abstract]
Grants and other non-current liabilities
	Balance as of March 31,	Balance as of December 31,
	2020	2019
	($ in thousands)
Grants	1,072,758	1,087,553
Other Liabilities	549,499	554,199
Grant and other non-current liabilities	1,622,257	1,641,752